UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           05-09-2011
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 86
                                        ---------------

Form 13F Information Table Value Total: 206,248
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                March 31, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     6871    52480 SH       Sole                                      52480
APPLE INC                      COM              037833100     7588    21772 SH       Sole                                      21772
ARGO GROUP INTL HLDGSLTD COM S COM              g0464b107      396    12000 SH       Sole                                      12000
BARCLAYS BANK PLC IPATHETN 02/ COM              06739f101      441     7750 SH       Sole                                       7750
BCE INC COM                    COM              05534B760      267     7350 SH       Sole                                       7350
BIOTECH HLDRS DEP RCPTS        COM              09067d201      623     5865 SH       Sole                                       5865
BLACKROCK REAL ASSET EQUITYTR  COM              09254b109      751    48000 SH       Sole                                      48000
BP PRUDHOE BAY RTY TRUNIT BEN  COM              055630107      258     2150 SH       Sole                                       2150
C S X CORP                     COM              126408103      397     5050 SH       Sole                                       5050
CABOT OIL & GAS CP COM         COM              127097103      493     9300 SH       Sole                                       9300
CANADIAN NATURAL RESOURCESLTD  COM              136385101      457     9250 SH       Sole                                       9250
CATERPILLAR INC                COM              149123101      852     7650 SH       Sole                                       7650
CONOCOPHILLIPS                 COM              20825c104      731     9150 SH       Sole                                       9150
CUMMINS INC FORMERLY CUMMINSEN COM              231021106      745     6800 SH       Sole                                       6800
CURTISS-WRIGHT CORP            COM              231561101      713    20300 SH       Sole                                      20300
CVR ENERGY INC COM             COM              12662p108      614    26500 SH       Sole                                      26500
DEERE & COMPANY                COM              244199105     3779    39000 SH       Sole                                      39000
DISH NETWORK CORPORATION       COM              25470M109     4275   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      271    19558 SH       Sole                                      19558
EASTMAN CHEMICAL COMPANY       COM              277432100     3705    37300 SH       Sole                                      37300
EATON CORP                     COM              278058102      499     9000 SH       Sole                                       9000
ECA MARCELLUS TR 1             COM              26827L109      314    10000 SH       Sole                                      10000
ECHOSTAR CORP                  COM              278768106      702    18546 SH       Sole                                      18546
ETFS PALLADIUM TR SH BENINT    COM              26923a106      825    10850 SH       Sole                                      10850
EXXON MOBIL CORP               COM              30231g102     9289   110417 SH       Sole                                     110417
FMC CORP NEW                   COM              302491303      480     5650 SH       Sole                                       5650
FORD MTR CO DEL COM            COM              345370860     3620   242780 SH       Sole                                     242780
FREEPORT MCMORAN COPPER& GOLD  COM              35671d857     3700    66600 SH       Sole                                      66600
GENERAL GROWTH PPTYS INCNEW CO COM              370023103      319    20616 SH       Sole                                      20616
GOLAR LNG LIMITED COMSTK USD1. COM              g9456a100      512    20000 SH       Sole                                      20000
HONEYWELL INTL INC             COM              438516106      505     8450 SH       Sole                                       8450
ISHARES INC MSCI BRAZILINDEX F COM              464286400      659     8500 SH       Sole                                       8500
ISHARES INC MSCI SOUTHKOREA IN COM              464286772      508     7900 SH       Sole                                       7900
KNIGHTSBRIDGE TANKERSCOM STK U COM              g5299g106     3579   142950 SH       Sole                                     142950
MARATHON OIL CORP ISIN#US56584 COM              565849106      570    10700 SH       Sole                                      10700
MOSAIC CO                      COM              61945a107     2863    36350 SH       Sole                                      36350
NATIONAL FUEL GAS CO           COM              636180101     8338   112673 SH       Sole                                     112673
NATIONAL OILWELL VARCOINC      COM              637071101     4487    56600 SH       Sole                                      56600
NAVIOS MARITIME PARTNERSL.P. C COM              y62267102      284    13950 SH       Sole                                      13950
NEWFIELD EXPLORATION CO        COM              651290108     8046   105850 SH       Sole                                     105850
NOBLE ENERGY INC COM           COM              655044105      855     8850 SH       Sole                                       8850
NORFOLK SOUTHERN CRP           COM              655844108      464     6700 SH       Sole                                       6700
OCCIDENTAL PETROLEUM CORP      COM              674599105     7764    74300 SH       Sole                                      74300
PEABODY ENERGY CORP            COM              704549104     4943    68694 SH       Sole                                      68694
PIONEER NATURAL RESOURCES      COM              723787107      204     2000 SH       Sole                                       2000
POTASH CORP OF SASKATCHEWANCOM COM              73755l107      687    11650 SH       Sole                                      11650
PUTNAM PREMIER INC TRSH BEN IN COM              746853100      241    37150 SH       Sole                                      37150
SCHLUMBERGER LIMITED COMSTK US COM              806857108      942    10100 SH       Sole                                      10100
SEADRILL LTD USD2              COM              g7945e105     9344   259050 SH       Sole                                     259050
SILVER WHEATON CORPORATIONCOM  COM              828336107     3176    73250 SH       Sole                                      73250
SPDR SER TR BARCLAYS CAPHIGH Y COM              78464a417      215     5300 SH       Sole                                       5300
TECK RESOURCES LIMITEDCLASS B  COM              878742204      461     8700 SH       Sole                                       8700
TELEDYNE TECH INC              COM              879360105      453     8765 SH       Sole                                       8765
TESORO CORP COM FORMERLYTESORO COM              881609101     3354   125000 SH       Sole                                     125000
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      232     4626 SH       Sole                                       4626
VALE S.A. SPONS ADR REPR1 COM  COM              91912e105     3700   110950 SH       Sole                                     110950

                              L & S Advisors, Inc.
                                    FORM 13F
                                March 31, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VERIZON COMMUNICATIONS         COM              92343v104     3814    98960 SH       Sole                                      98960
ATLAS PIPELINE PARTNERSLP UT L MAS              049392103     3000    86950 SH       Sole                                      86950
CHESAPEAKE MIDSTREAM PARTNERSL MAS              16524k108     1508    52300 SH       Sole                                      52300
CLEARBRIDGE ENERGY MLPFUND INC MAS              184692101      475    21000 SH       Sole                                      21000
CREDIT SUISSE CUSHING 30 MLP I MAS              22542D852      486    19250 SH       Sole                                      19250
CUSHING MLP TOTAL RETURNFD COM MAS              231631102      497    45850 SH       Sole                                      45850
DORCHESTER MINERALS LP         MAS              25820R105     1448    49518 SH       Sole                                      49518
EL PASO PIPELINE PARTNERSL P C MAS              283702108     4298   118625 SH       Sole                                     118625
ENBRIDGE ENERGY PARTNERSLP     MAS              29250r106     4607    71300 SH       Sole                                      71300
ENERGY TRANSFER PARTNERSLP UT  MAS              29273r109     5593   108050 SH       Sole                                     108050
ENTERPRISE PRODUCTS PPTNSLP    MAS              293792107    10524   244410 SH       Sole                                     244410
EV ENERGY PARTNERS LPCOM UNITS MAS              26926v107      302     5600 SH       Sole                                       5600
FIDUCIARY/CLAYMORE MLP OPPTY   MAS              31647Q106      544    24500 SH       Sole                                      24500
KAYNE ANDERSON ENERGYTOTAL RET MAS              48660p104      807    25500 SH       Sole                                      25500
KAYNE ANDERSON MLP INVTCO      MAS              486606106      962    29450 SH       Sole                                      29450
KINDER MORGAN ENERGY PARTNERSL MAS              494550106     8291   111900 SH       Sole                                     111900
LEGACY RESVS LP UNIT LTDPARTNE MAS              524707304      227     7250 SH       Sole                                       7250
LINN ENERGY LLC UNIT REPSTGLTD MAS              536020100     4867   125025 SH       Sole                                     125025
MAGELLAN MIDSTREAM PARTNERSLP  MAS              559080106     4852    81050 SH       Sole                                      81050
MARKWEST ENERGY PARTNERSLP     MAS              570759100     5431   112050 SH       Sole                                     112050
ONEOK PARTNERS L P UNITLTD PAR MAS              68268n103     3146    38200 SH       Sole                                      38200
PENN VIRGINIA RESOURCE PARTNER MAS              707884102     4956   178899 SH       Sole                                     178899
PLAINS ALL AMERICAN PIPELINELP MAS              726503105     7036   110400 SH       Sole                                     110400
TARGA RES PARTNERS LPCOM UNIT  MAS              87611x105     3041    87675 SH       Sole                                      87675
TEEKAY LNG PARTNERS L.P.       MAS              Y8564M105      293     7150 SH       Sole                                       7150
TERRA NITROGEN CO LP COM UNIT  MAS              881005201      397     3400 SH       Sole                                       3400
VANGUARD NAT RES LLC COMUNIT R MAS              92205f106     2664    83800 SH       Sole                                      83800
GENERAL MOTORS CO PFD          PFD              37045v209      415     8600 SH       Sole                                       8600
GREAT PLAINS ENERGY INC        PFD              391164803      200     3100 SH       Sole                                       3100
CALL APPLE INC MAY 280                          4144208        210       30 SH       Sole                                         30